(2) Significant Accounting Policies: Principles of Consolidation (Policies)	9 Months Ended
Jun. 30, 2013
Policies
(3) Principles of Consolidation

(3)           PRINCIPLES OF CONSOLIDATION

The condensed consolidated financial statements include the accounts of SecureAlert and its subsidiaries. All significant inter-company transactions have been eliminated in consolidation.

Scenario, Previously Reported
Policies
(3) Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of SecureAlert, Inc. and its subsidiaries, SecureAlert Monitoring, Inc., Midwest Monitoring & Surveillance, Inc., Court Programs, Inc., Court Programs of Florida, Inc., and International Surveillance Services Corp (collectively, the “Company”).  All intercompany balances and transactions have been eliminated in consolidation.